SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In March 2024, the Company amended its outstanding convertible note to a founder described in Note 5 to reflect an additional borrowing of $100,000.

The Company evaluated subsequent events through May 9, 2024, the date these financial statements were available to be issued. No subsequent events occurred that required disclosure.

NOTE 14 – SUBSEQUENT EVENTS

In October 2023, the Company modified the terms of certain of its outstanding stock options representing an aggregate of 153,000 shares. These modifications included a reduction in exercise prices from $7.01 per share to $0.01 per share and the addition of performance and vesting conditions, not currently considered probable of achievement, related to corporate transactions. In addition, the Company terminated outstanding restricted stock units representing 44,000 shares. The Company’s valuation of the modified awards is not yet complete.